united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.66%
	COMMUNICATION SERVICES - 5.16%
	Internet - 1.35%
1,000	Alphabet, Inc.	$1,193,470

	Media - 3.15%
32,500	Comcast Corp.	1,150,825
14,000	Walt Disney Co. (The)	1,637,160
		2,787,985
	Telecommunications - 0.66%
11,000	Verizon Communications, Inc.	587,290

	Total Communication Services (Cost $2,186,518)	4,568,745

	CONSUMER DISCRETIONARY - 11.61%
	Auto Manufacturers - 0.86%
22,500	General Motors Co.	757,575

	Auto Parts & Equipment - 0.92%
35,000	Goodyear Tire & Rubber Co.	818,650

	Hotels, Restaurants & Leisure - 1.76%
12,000	Royal Caribbean Cruises Ltd.	1,559,280

	Household Durables - 2.32%
43,200	M.D.C. Holdings, Inc.	1,277,856
6,500	Whirlpool Corp.	771,875
		2,049,731
	Multiline Retail - 1.01%
12,000	Kohl's Corp.	894,600

	Specialty Retail - 4.74%
20,000	DSW, Inc. - Class A	677,600
14,000	Foot Locker, Inc.	713,720
25,000	Tapestry, Inc.	1,256,750
9,000	Target Corp.	793,890
11,500	Williams-Sonoma, Inc.	755,780
		4,197,740
	Total Consumer Discretionary (Cost $6,486,163)	10,277,576

	CONSUMER STAPLES - 5.39%
	Consumer Products - 0.64%
5,000	Kimberly-Clark Corp.	568,200

	Discount Stores - 1.63%
4,300	Walgreens Boots Alliance, Inc.	313,470
12,000	Wal-Mart, Inc.	1,126,920
		1,440,390
	Food Products - 3.12%
27,500	Archer-Daniels-Midland Co.	1,382,425
25,000	Kroger Co.	727,750
11,000	Tyson Foods, Inc. - Class A	654,830
		2,765,005
	Total Consumer Staples (Cost $2,803,011)	4,773,595

	ENERGY - 6.16%
	Energy Equipment & Services - 0.57%
15,000	Baker Hughes, Inc.	507,450

	Marine Shipping - 1.02%
65,000	Ship Finance International Ltd. (b)	903,500

	Oil, Gas & Consumable Fuels - 3.62%
12,400	Exxon Mobil Corp.	1,054,248
12,000	HollyFrontier Corp.	838,800
20,300	Total SA - ADR	1,307,117
		3,200,165
	Oilfield Services/Equipment - 0.95%
19,500	National Oilwell Varco, Inc.	840,060

	Total Energy (Cost $4,242,975)	5,451,175

	FINANCIALS - 16.75%
	Capital Markets - 1.04%
18,000	Bank of New York Mellon Corp.	917,820

	Commercial Banks - 8.88%
31,000	BB&T Corp.	1,504,740
13,000	Capital One Financial Corp.	1,234,090
8,000	Citigroup, Inc.	573,920
30,000	Fifth Third Bancorp	837,600
45,000	ING Groep NV (ADR)	583,650
60,000	Old National Bancorp	1,158,000
7,500	PNC Financial Services Group, Inc.	1,021,425
18,000	Wells Fargo & Co.	946,080
		7,859,505
	Diversified Financial Services - 2.87%
17,000	JPMorgan Chase & Co.	1,918,280
20,000	Synchrony Financial, Inc.	621,600
		2,539,880

	Insurance - 3.38%
17,000	Axis Capital Holdings Ltd. (b)	981,070
18,000	MetLife, Inc.	840,960
11,500	Prudential Financial, Inc.	1,165,180
		2,987,210
	Investment Banks/Brokers - 0.58%
2,300	Goldman Sachs Group, Inc.	515,752

	Total Financials (Cost $8,226,706)	14,820,167

	HEALTH CARE - 12.81%
	Biotechnology - 3.60%
8,500	Amgen, Inc.	1,761,965
2,000	Biogen Idec, Inc. (a)	706,620
9,300	Gilead Sciences, Inc.	718,053
		3,186,638
	Health Care Products - 0.78%
7,000	Medtronic PLC	688,590

	Health Care Providers & Services - 1.83%
8,000	Aetna, Inc.	1,622,800
1	Encompass Health Corp.	78
		1,622,878
	Pharmaceuticals - 6.60%
18,700	Abbott Laboratories	1,371,832
7,000	CVS Health Corp.	551,040
7,500	Johnson & Johnson	1,036,275
4,000	McKesson Corp.	530,600
8,000	Merck & Co, Inc.	567,520
9,000	Pfizer, Inc.	396,630
4,000	Shire PLC (ADR)	725,080
5,000	Zimmer Biomet Holdings, Inc.	657,350
		5,836,327
	Total Health Care (Cost $7,309,130)	11,334,433

	INDUSTRIALS - 12.92%
	Airlines - 1.05%
16,000	Delta Air Lines, Inc.	925,280

	Construction & Engineering - 3.00%
8,000	Caterpillar, Inc.	1,219,920
15,000	Fluor Corp.	871,500
30,000	Tutor Perini Corp. (a)	564,000
		2,655,420
	Farm - 1.44%
8,500	Deere & Co.	1,277,805

	Human Resource & Employment Services - 1.17%
12,000	ManpowerGroup, Inc.	1,031,520

	Machinery - 3.07%
16,500	Eaton Corp. PLC	1,431,045
35,000	Trinity Industries, Inc.	1,282,400
		2,713,445
	Road & Rail - 2.65%
4,500	FedEx Corp.	1,083,555
7,000	Norfolk Southern Corp.	1,263,500
		2,347,055
	Transportation Equipment - 0.54%
3,300	Cummins, Inc.	482,031

	Total Industrials (Cost $7,317,852)	11,432,556

	INFORMATION TECHNOLOGY - 19.87%
	Communications Equipment - 2.94%
35,000	Cisco Systems, Inc.	1,702,750
30,000	Juniper Networks, Inc.	899,100
		2,601,850
	Computers & Peripherals - 4.29%
8,000	Apple, Inc.	1,805,920
11,000	NetApp, Inc.	944,790
22,000	Seagate Technology PLC	1,041,700
		3,792,410
	Electronic Equipment, Instruments & Components - 2.71%
15,500	Benchmark Electronics, Inc.	362,700
50,000	Corning, Inc.	1,765,000
10,000	Jabil, Inc.	270,800
		2,398,500
	IT Services - 1.21%
7,100	International Business Machines Corp.	1,073,591

	Semiconductors & Semiconductor Equipment - 4.83%
25,000	Intel Corp.	1,182,250
5,600	Lam Research Corp.	849,520
20,000	Marvell Technology Group Ltd.	386,000
20,000	Micron Technology, Inc.	904,600
13,200	QUALCOMM, Inc.	950,796
		4,273,166
	Software - 3.89%
13,000	Microsoft Corp.	1,486,810
23,000	Oracle Corp.	1,185,880
36,000	Symantec Corp.	766,080
		3,438,770
	Total Information Technology (Cost $8,965,296)	17,578,287

	MATERIALS - 4.13%
	Chemicals - 2.21%
10,000	Celanese Corp. - Class A	1,140,000
25,000	The Mosaic Company	812,000
		1,952,000
	Metals & Mining - 1.38%
23,500	Newmont Mining Corp.	709,700
205,000	Yamana Gold, Inc. (b)	510,450
		1,220,150
	Packaging & Containers - 0.54%
9,000	WestRock Co.	480,960

	Total Materials (Cost $3,188,056)	3,653,110

	REAL ESTATE - 2.86%
	Real Estate Investment Trusts (REITS) - 2.86%
9,100	Digital Realty Trust, Inc.	1,023,568
50,000	Kimco Realty Corp.	837,000
40,000	Physicians Realty Trust	674,400
	Total Real Estate (Cost - $2,393,224)	2,534,968

	TOTAL COMMON STOCKS (Cost $53,118,931)	86,424,612

	SHORT-TERM INVESTMENT - 2.32%
	Money Market Fund - 2.32%
2,057,507	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 1.92% (c)	2,057,507
	TOTAL SHORT-TERM INVESTMENT (Cost $2,057,507)	2,057,507

	Total Investments (Cost $55,176,438) - * 99.98%	$88,482,119
	Other assets less liabilities: 0.02%	13,884
	NET ASSETS: 100.00%	$88,496,003

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund’s assets measured at fair value:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,568,745	$-	$-	$4,568,745
Consumer Discretionary	10,277,576	-	-	10,277,576
Consumer Staples	4,773,595	-	-	4,773,595
Energy	5,451,175	-	-	5,451,175
Financials	14,820,167	-	-	14,820,167
Health Care	11,334,433	-	-	11,334,433
Industrials	11,432,556	-	-	11,432,556
Information Technology	17,578,287	-	-	17,578,287
Materials	3,653,110	-	-	3,653,110
Real Estate	2,534,968	-	-	2,534,968
Total Common Stocks	86,424,612	-	-	86,424,612
Short-Term Investment	2,057,507	-	-	2,057,507
Total Investments	$88,482,119	$-	$-	$88,482,119

There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Al Frank	$55,028,705	$34,952,964	$(1,499,550)	$33,453,414

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/29/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/29/2018